Summary of changes in other derivative liability (Details)	12 Months Ended
Dec. 31, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Beginning Balance of Residual loan	£ 6,806,210
Ending balance, Residual loan	653,484
Embedded derivative [member]
IfrsStatementLineItems [Line Items]
Beginning Balance of Residual loan
Change in fair value of embedded derivative liabilities	3,832,379
Reallocation of derivative liabilities to equity	(3,832,379)
Ending balance, Residual loan